Risk Management - Net Fair Value of Risk Management Positions (Details) MMBbls in Millions, $ in Millions	Sep. 30, 2025 CAD ($) MMBbls $ / bbl	Dec. 31, 2024 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ 64	$ 7
Power Swap Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	3
Renewable Power Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	57
Foreign Exchange Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (4)
WTI Fixed - Sell | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	6.4
Weighted Average Price | $ / bbl	63.00
Fair Value Asset (Liability)	$ 10
WTI Fixed - Buy | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	0.2
Weighted Average Price | $ / bbl	61.15
Fair Value Asset (Liability)	$ 0
Other financial positions
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (2)